Subsequent Events (Details) - Forecast [Member] - USD ($)			1 Months Ended
	Oct. 18, 2024	Sep. 16, 2024	Oct. 21, 2024	Sep. 23, 2024
Subsequent Events [Line Items]
Discount percentage for convertible promissory note		25.00%
Principal amount	$ 1,752,000	$ 3,548,000
Issuance discount	$ 438,000	$ 887,000
Conversion price per share (in Dollars per share)		$ 0.1
Converted shares (in Shares)			17,520,000	35,480,000
Discount convertible promissory note, percentage	25.00%
October 2024 Notes [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)	$ 0.1
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of warrants funded amount		150.00%
Exercise price (in Dollars per share)		$ 0.166